Net Income Per Limited Partner Unit (Schedule of Net Income By Class of Participating Securities) (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
		Sep. 30, 2017		Sep. 30, 2016
Partners' Capital [Abstract]
Distribution declared		$ 320		$ 208
Distributions in excess of net income attributable to the Partnership		(21)		(5)
Net income attributable to the Partnership		299	[1]	203
General Partner
Partners' Capital [Abstract]
Distribution declared	[2]	111		63
Distributions in excess of net income attributable to the Partnership		1		0
Net income attributable to the Partnership		112		63
Limited Partner | Common Units
Partners' Capital [Abstract]
Distribution declared	[2]	209		145
Distributions in excess of net income attributable to the Partnership		(22)		(5)
Net income attributable to the Partnership		$ 187		$ 140
Weighted average units outstanding—basic and diluted (in shares)		109,042,961		91,414,459
Net income per limited partner unit—basic and diluted (in dollars per share)		$ 1.72		$ 1.53

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.
[2]	Distribution declared attributable to the indicated periods.